Fair Value of Plan Assets (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure
Total fair value of plan assets		$ 413	$ 386
Level 1
Defined Benefit Plan Disclosure
Total fair value of plan assets		113	94
Level 2
Defined Benefit Plan Disclosure
Total fair value of plan assets		300	292
Level 3
Defined Benefit Plan Disclosure
Total fair value of plan assets		0	0
Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan assets	[1]	161	133
Fixed income | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan assets	[1]	0	0
Fixed income | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan assets	[1]	161	133
Fixed income | Level 3
Defined Benefit Plan Disclosure
Total fair value of plan assets	[1]	0	0
Mutual funds
Defined Benefit Plan Disclosure
Total fair value of plan assets	[2]	161	134
Mutual funds | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan assets	[2]	113	94
Mutual funds | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan assets	[2]	48	40
Mutual funds | Level 3
Defined Benefit Plan Disclosure
Total fair value of plan assets	[2]	0	0
Common/collective trust funds
Defined Benefit Plan Disclosure
Total fair value of plan assets	[3]	79	89
Common/collective trust funds | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan assets	[3]	0	0
Common/collective trust funds | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan assets	[3]	79	89
Common/collective trust funds | Level 3
Defined Benefit Plan Disclosure
Total fair value of plan assets	[3]	0	0
Short-term investment funds
Defined Benefit Plan Disclosure
Total fair value of plan assets	[4]	12	30
Short-term investment funds | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan assets	[4]	0	0
Short-term investment funds | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan assets	[4]	12	30
Short-term investment funds | Level 3
Defined Benefit Plan Disclosure
Total fair value of plan assets	[4]	$ 0	$ 0

[1]	Fixed income assets represent securities primarily invested in corporate, government-related, mortgage and asset-backed debt obligations with a primary focus on long duration securities. Individual fixed income securities are typically priced on the basis of evaluated prices from independent pricing services. All fixed income securities are classified as level 2 investments.
[2]	Mutual funds that invest primarily in domestic and international equity and fixed income securities. Fair values are based on market quotations from national securities exchanges. Absolute return and real return mutual funds consist of investments in mutual funds that invest in a broad set of asset classes designed to provide a target return regardless of market conditions or the potential for real returns in excess of U.S. inflation, respectively. The fixed income mutual fund consists of a fund which is part of a trust managed by a registered investment company. Fair value for the fixed income mutual fund reflects the net asset value per share as determined by the investment manager and derived from the quoted prices in active markets of the underlying securities. Absolute and real return mutual funds and a U.S. equity mutual fund are categorized as level 1 investments and the fixed income mutual fund is categorized as a level 2 investment.
[3]	Common/collective trust funds that invest in primarily equity and fixed income securities. Fair values reflect the net asset value per share, as determined by the investment manager and derived from the quoted prices in active markets of the underlying securities. Common/collective trust funds are classified as level 2 investments.
[4]	The short-term investment funds provide for safety of principal and daily liquidity and is valued using the net asset value per share. These assets are classified as level 2 investments.